Schedule of Investments (unaudited) October 31, 2020	iShares® Currency Hedged MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI EAFE Small-Cap ETF(a)	855,274	$48,707,854

Total Investment Companies — 99.9% (Cost: $50,740,599)		48,707,854

Total Investments in Securities — 99.9% (Cost: $50,740,599)		48,707,854

Other Assets, Less Liabilities — 0.1%		28,490

Net Assets — 100.0%		$48,736,344

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$55	$—
iShares MSCI EAFE Small-Cap ETF	44,071,235	4,401,383		(1,133,086)	(89,796)	1,458,118	48,707,854	855,274	—	—

					$(89,796)	$1,458,118	$48,707,854		$55	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	1,530,407,000	USD	14,501,953	MS	10/06/20	$9,701
NOK	9,737,000	USD	1,040,657	MS	10/06/20	3,246
NZD	686,000	USD	453,451	MS	10/06/20	376
SGD	1,155,000	USD	846,092	MS	10/06/20	35
USD	4,332,696	AUD	5,858,000	MS	10/06/20	136,871
USD	2,715,817	CHF	2,443,000	MS	10/06/20	63,113
USD	892,470	DKK	5,552,000	MS	10/06/20	18,071
USD	10,254,507	EUR	8,568,000	MS	10/06/20	208,125
USD	8,220,266	GBP	6,138,000	MS	10/06/20	299,962
USD	850,245	ILS	2,849,000	MS	10/06/20	18,564
USD	1,135,184	NOK	9,849,000	MS	10/06/20	79,273
USD	468,374	NZD	693,000	MS	10/06/20	9,916
USD	3,573,447	SEK	30,809,000	MS	10/06/20	133,218
USD	852,388	SGD	1,159,000	MS	10/06/20	3,331
HKD	24,000	USD	3,096	MS	10/07/20	1
AUD	6,069,000	USD	4,261,960	MS	11/05/20	3,993
CHF	13,000	USD	14,132	MS	11/05/20	47
DKK	21,000	USD	3,309	MS	11/05/20	—
EUR	100,000	USD	117,316	MS	11/05/20	11

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	6,423,000	USD	8,304,816	MS	11/05/20	$16,288
HKD	227,000	USD	29,284	MS	11/05/20	3
HKD	8,264,000	USD	1,065,650	MS	11/05/20	325
ILS	164,000	USD	47,967	MS	11/05/20	99
JPY	21,059,000	USD	199,737	MS	11/05/20	1,411
NOK	9,377,000	USD	980,984	MS	11/05/20	1,246
NZD	740,000	USD	489,064	MS	11/05/20	224
SEK	34,408,000	USD	3,865,573	MS	11/05/20	1,278
USD	4,236,281	AUD	5,910,000	MS	11/05/20	2,914
USD	4,363,836	AUD	6,088,000	MS	11/05/20	84,527
USD	81,820	CHF	75,000	MS	11/05/20	22
USD	874,148	DKK	5,546,000	MS	11/05/20	249
USD	900,550	DKK	5,713,000	MS	11/05/20	6,739
USD	9,950,686	EUR	8,480,000	MS	11/05/20	1,334
USD	10,248,374	EUR	8,733,000	MS	11/05/20	77,036
USD	8,063,278	GBP	6,236,000	MS	11/05/20	15,245
USD	1,100,667	HKD	8,532,000	MS	11/05/20	122
USD	825,674	ILS	2,823,000	MS	11/05/20	1,337
USD	24,482	ILS	83,000	MS	11/05/20	156
USD	1,070,810	NOK	10,016,000	MS	11/05/20	21,646
USD	113,200	SEK	1,003,000	MS	11/05/20	481
USD	889,394	SGD	1,214,000	MS	11/05/20	637
GBP	154,000	USD	199,159	MS	12/03/20	385
NOK	792,000	USD	82,844	MS	12/03/20	104
SEK	3,242,000	USD	364,344	MS	12/03/20	107
USD	2,781,341	CHF	2,547,000	MS	12/03/20	1,229
USD	891,149	DKK	5,692,000	MS	12/03/20	70
USD	10,031,222	EUR	8,606,000	MS	12/03/20	1,616
USD	865,250	ILS	2,947,000	MS	12/03/20	1,326
USD	16,366,711	JPY	1,710,472,000	MS	12/03/20	23,613
USD	870,007	SGD	1,188,000	MS	12/03/20	270

						1,249,893

AUD	5,858,000	USD	4,200,784	MS	10/06/20	(4,960)
CHF	2,443,000	USD	2,659,984	MS	10/06/20	(7,280)
DKK	5,552,000	USD	874,976	MS	10/06/20	(577)
EUR	8,568,000	USD	10,049,989	MS	10/06/20	(3,607)
GBP	6,138,000	USD	7,937,317	MS	10/06/20	(17,013)
ILS	2,849,000	USD	833,154	MS	10/06/20	(1,473)
NOK	112,000	USD	12,829	MS	10/06/20	(821)
NZD	7,000	USD	4,719	MS	10/06/20	(88)
SEK	30,809,000	USD	3,443,958	MS	10/06/20	(3,728)
SGD	4,000	USD	2,941	MS	10/06/20	(11)
USD	14,437,983	JPY	1,530,407,000	MS	10/06/20	(73,672)
HKD	8,291,000	USD	1,069,844	MS	10/07/20	(43)
USD	1,072,550	HKD	8,315,000	MS	10/07/20	(348)
AUD	19,000	USD	13,632	MS	11/05/20	(277)
CHF	2,547,000	USD	2,779,078	MS	11/05/20	(1,227)
DKK	5,713,000	USD	893,918	MS	11/05/20	(107)
EUR	27,000	USD	31,683	MS	11/05/20	(4)

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	8,733,000	USD	10,174,071	MS	11/05/20	$(2,733)
GBP	117,000	USD	151,121	MS	11/05/20	(123)
HKD	268,000	USD	34,574	MS	11/05/20	(5)
ILS	2,778,000	USD	815,492	MS	11/05/20	(1,309)
JPY	1,683,998,000	USD	16,108,975	MS	11/05/20	(23,994)
NOK	639,000	USD	68,317	MS	11/05/20	(1,383)
NZD	6,000	USD	3,974	MS	11/05/20	(7)
SEK	175,000	USD	19,549	MS	11/05/20	(2)
SGD	26,000	USD	19,054	MS	11/05/20	(6)
SGD	1,214,000	USD	889,071	MS	11/05/20	(314)
USD	2,707,013	CHF	2,485,000	MS	11/05/20	(3,219)
USD	8,305,146	GBP	6,423,000	MS	11/05/20	(15,958)
USD	1,069,576	HKD	8,291,000	MS	11/05/20	(92)
USD	836,183	ILS	2,859,000	MS	11/05/20	(1,739)
USD	15,708,082	JPY	1,657,123,000	MS	11/05/20	(10,331)
USD	16,160,395	JPY	1,705,057,000	MS	11/05/20	(125,735)
USD	1,040,692	NOK	9,737,000	MS	11/05/20	(3,255)
USD	478,563	NZD	724,000	MS	11/05/20	(390)
USD	493,046	NZD	746,000	MS	11/05/20	(209)
USD	3,733,689	SEK	33,405,000	MS	11/05/20	(20,442)
USD	863,631	SGD	1,179,000	MS	11/05/20	(103)
CHF	162,000	USD	176,905	MS	12/03/20	(78)
DKK	414,000	USD	64,818	MS	12/03/20	(7)
EUR	685,000	USD	798,450	MS	12/03/20	(138)
JPY	90,239,000	USD	863,494	MS	12/03/20	(1,285)
SGD	17,000	USD	12,450	MS	12/03/20	(5)
USD	4,294,762	AUD	6,115,000	MS	12/03/20	(4,145)
USD	69,842	CHF	64,000	MS	12/03/20	(15)
USD	28,174	DKK	180,000	MS	12/03/20	(5)
USD	201,576	EUR	173,000	MS	12/03/20	(42)
USD	8,274,399	GBP	6,398,000	MS	12/03/20	(15,743)
USD	1,095,031	HKD	8,492,000	MS	12/03/20	(337)
USD	1,010,741	NOK	9,663,000	MS	12/03/20	(1,288)
USD	505,597	NZD	765,000	MS	12/03/20	(236)
USD	3,907,588	SEK	34,771,000	MS	12/03/20	(1,207)
USD	5,855	SGD	8,000	MS	12/03/20	(876,971)

						(1,228,087)

	Net unrealized appreciation					$21,806

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$48,707,854	$—	$—	$48,707,854

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,249,893	$—	$1,249,893
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,228,087)	—	(1,228,087)

	$—	$21,806	$—	$21,806

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

4